FEDERATED EQUITY FUNDS

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               September 21, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

     RE:  Form N-14
          FEDERATED EQUITY FUND
          Federated InterContinental Fund ("Fund")
             1933 Act File No. 2-91090

Dear Sir or Madam:

       Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is the Registration Statement on Form N-14 for Federated Equity Fund ("Trust" or "Corporation").

       The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which the Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc., will transfer substantially all of its assets to the Fund, in exchange for Class A Shares, Class B Shares and Class C Shares of the Federated InterContinental Fund.

       In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

       We would appreciate receiving any comments you may have by October 9, 2007. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-4227.

                                                     Very truly yours,


                                                     /s/ Heidi Loeffert
                                                     Heidi Loeffert
                                                     Senior Paralegal
Enclosures